Vessels, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Vessels, net
5.	Vessels, net

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2014	$88,078	$(25,768)	$62,310
Depreciation	—	(3,585)	(3,585)
Disposal of vessels	(42,674)	13,145	(29,529)
Leased vessels	7,000	—	7,000
Vessel impairment charge	(18,891)	—	(18,891)
December 31, 2015	$33,513	$(16,208)	$17,305
Depreciation	—	(1,938)	(1,939)
Disposal of vessels	(18,915)	16,956	(1,959)
Leased vessels	(7,000)	—	(7,000)
Vessel impairment charge	(4,286)		(4,286)
December 31, 2016	$3,312	$(1,190)	$2,122
Depreciation	—	(113)	(113)
December 31, 2017	$3,312	$(1,303)	$2,009

Vessels disposed during the year ended December 31, 2015.

On May 20, 2015, the M/V Free Hero, 1995-built, 24,318 dwt Handysize dry bulk carrier and the M/V Free Goddess, 1995-built, 22,051 dwt Handysize dry bulk carrier, have been sold for a gross sale price of $5,500 each, and the Company’s subsidiaries have entered into long-term bareboat agreements for such vessels with purchase options at a daily hire rate of $1,100 per vessel. The vessels have been renamed to M/V Fiorello and M/V Figaro, respectively (Note 6). As a result of the sale of the M/V Free Hero and the M/V Free Goddess the Company recognized a gain of $950 and a loss of $8,571 in the accompanying consolidated statement of operations for the year ended December 31, 2015, respectively.

As of December 31, 2015, the Company performed an impairment assessment of its long-lived assets (M/V Free Maverick and M/V Free Neptune) by comparing the undiscounted net operating cash flows for each vessel to its respective carrying value. The significant factors and assumptions the Company used in each future undiscounted net operating cash flow analysis included, among others, operating revenues, commissions, off-hire days, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as the ten-year historical average time charter rates for the remaining life of the vessel after the completion of the current contracts. In addition, the Company used an annual operating expenses escalation factor and an estimate of off hire days. All estimates used and assumptions made were in accordance with the Company’s internal budgets and historical experience of the shipping industry. The Company, as a result of the unprecedented adverse market conditions the dry bulk industry faced and the substantial decline in the vessel market values, concluded to recognize an impairment charge of $18,891 for the M/V Free Maverick during the year ended December 31, 2015, in the accompanying consolidated statement of operations.

Vessels disposed during the year ended December 31, 2016.

On September 26, 2016, the Company sold to unrelated third parties the M/V Free Maverick, a 1998-built, 23,994 dwt Handysize dry bulk carrier for a gross sale price of $1,925. As a result of the sale the Company recognized a loss of $277. In this respect, the Company paid the Managers $19 relating to the sale of the M/V Free Maverick during the year ended December 31, 2016.

As of December 31, 2016, the Company performed an impairment assessment of its long-lived asset M/V Free Neptune by comparing the undiscounted net operating cash flows for the vessel to its respective carrying value. The significant factors and assumptions the Company used in each future undiscounted net operating cash flow analysis included, among others, operating revenues, commissions, off-hire days, dry-docking costs, operating expenses and management fee estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as the ten-year historical average time charter rates for the remaining life of the vessel after the completion of the current contracts. In addition, the Company used an annual operating expenses escalation factor and an estimate of off hire days. All estimates used and assumptions made were in accordance with the Company’s internal budgets and historical experience of the shipping industry. The Company, as a result of the adverse market conditions the dry bulk industry faces and the substantial decline in the vessel market values, recognized an impairment charge of $4,286 for the M/V Free Neptune during the year ended December 31, 2016, in the accompanying consolidated statement of operations.

Vessels disposed during the year ended December 31, 2017.

During the year ended December 31, 2017, there were no vessel disposals.

As of December 31, 2017, the Company did not perform an impairment assessment of its long-lived asset, M/V Free Neptune since the vessel’s carrying value (Note 5) was below her scrap value of $2,756.